Cover	Nov. 08, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 08, 2021
Entity File Number	001-39649
Entity Registrant Name	GATOS SILVER, INC.
Entity Central Index Key	0001517006
Entity Tax Identification Number	27-2654848
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8400 E. Crescent Parkway
Entity Address, Address Line Two	uite 600
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	303
Local Phone Number	784-5350
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GATO
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true